UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment 			[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
 						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Coghill Capital Management, LLC
Address:	One North Wacker Drive
 		Suite 4350
 		Chicago, Illinois 60606

Form 13F File Number:  028-10376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clint D. Coghill
Title:         Chief Investment Officer
Phone:         312-324-2000

Signature, Place, and Date of Signing:

  /s/ Clint D. Coghill        Chicago, Illinois            November 11, 2011
--------------------------  ---------------------------   ------------------
   [Signature]                  [City, State]                  [Date]

-----------------------------------------------------------------------------

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		20
Form 13F Information Table Value Total:		95,656
	(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

---NAME OF---	TITLE OF	-CUSIP-		VALUE-	SHARES/		SECURTY	DISCR-	OTHER   VOTING
---ISSUER----	-CLASS-		-------		X$1000	PRN AMT		TYPE	ETION	MGRS	AUTHORITY
AUTOBYTEL INC	COM          	05275N106	  6229	  7341686	Sh  	Sole	None	Sole
BIGBAND NETWO	COM          	089750509	   889	   694355	Sh  	Sole	None	Sole
DITECH NETWOR	COM          	25500T108	   390	   406567	Sh  	Sole	None	Sole
GENERAL MOLY 	COM          	370373102	 26290	  9065360	Sh  	Sole	None	Sole
HOLLYWOOD MED	COM          	436233100	  3065	  2057183	Sh  	Sole	None	Sole
INCREDIMAIL L	COM          	M5364E9R7	  1680	   370000	Sh  	Sole	None	Sole
INTEGRATED SI	COM          	45812P107	  4365	   558846	Sh  	Sole	None	Sole
KEY TRONIC CO	COM          	493144109	   277	    80100	Sh  	Sole	None	Sole
KULICKE & SOF	COM          	501242101	  5986	   802466	Sh  	Sole	None	Sole
MERCER INTERN	COM          	588056101	   970	   142700	Sh  	Sole	None	Sole
NEUTRAL TANDE	COM          	64128B108	  1485	   153450	Sh  	Sole	None	Sole
RENTECH INC  	COM          	760112102	  4037	  5173832	Sh  	Sole	None	Sole
RUDOLPH TECHN	COM          	781270103	   707	   105721	Sh  	Sole	None	Sole
STARTEK INC  	COM          	85569C107	  2109	   739932	Sh  	Sole	None	Sole
CLIFFS NATURA	COM    		18683K101	  7983	   156000	CALL	Sole	None	Sole
FREEPORT-MCMO	COM    		35671D857	 17052	   560000	CALL	Sole	None	Sole
GOOGLE INC-CL	COM    		38259P508	  8292	    16100	CALL	Sole	None	Sole
ACME PACKET I	COM    		004764106	  1193	    28000	PUT 	Sole	None	Sole
ISHARES MSCI 	COM    		464286848	  1890	   199800	PUT 	Sole	None	Sole
STERICYCLE IN	COM    		858912108	   767	     9500	PUT 	Sole	None	Sole